INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of income tax and social contribution expense (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
INCOME AND SOCIAL CONTRIBUTION TAXES
Statutory tax rate	34	34	34
Income tax rate	25.00%	25.00%	25.00%
Social contribution tax rate	9.00%	9.00%	9.00%
Income before taxes	R$ 6,008,234	R$ 6,394,535	R$ 11,277,490
Income and social contribution tax expenses, at the tax rate of 34%	(2,042,800)	(2,174,142)	(3,834,347)
Equity pickup (Note 11)	250	256	(1,988)
Unclaimed interest on equity	(16,699)	(13,825)	(14,426)
Non-deductible expenses, gifts, incentives	(84,988)	(84,487)	(76,671)
Tax benefit related to interest on equity allocated	894,200	879,920	1,547,000
Other (additions) exclusions	12,330	(1,243)	31,200
Tax debits	R$ (1,237,707)	R$ (1,393,521)	R$ (2,349,232)
Effective rate	20.6	21.8	20.8
Current income and social contribution taxes	R$ (61,427)	R$ (101,246)	R$ (832,485)
Deferred income and social contribution taxes	R$ (1,176,280)	R$ (1,292,275)	R$ (1,516,747)